Income and related expenses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Related Expenses
Interest expense on deposits	$ 1,407,898	$ 317,420	$ 87,325
Other interest and similar expenses	140,005	49,924	26,599
Interest and other financial expenses	$ 1,547,903	$ 367,344	$ 113,924